INVESCO BOND FUNDS, INC.

            Supplement to Class C Prospectus dated February 15, 2000

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      HIGH YIELD FUND - CLASS C
      Management Fee                                      0.40%
      Distribution and Service (12b-1) Fees(1)            1.00%
      Other Expenses(2)                                   0.38%
                                                          -----
      Total Annual Fund Operating Expenses(2)             1.78%
                                                          =====

      SELECT INCOME FUND - CLASS C
      Management Fee                                      0.50%
      Distribution and Service (12b-1) Fees(1)            1.00%
      Other Expenses(2)                                   0.46%
                                                          -----
      Total Annual Fund Operating Expenses(2)             1.96%
                                                          =====

      TAX-FREE BOND FUND - CLASS C
      Management Fee                                      0.55%
      Distribution and Service (12b-1) Fees(1)            1.00%
      Other Expenses(2)                                   0.36%
                                                          -----
      Total Annual Fund Operating Expenses(2)             1.91%
                                                          =====

      U.S. GOVERNMENT SECURITIES FUND - CLASS C
      Management Fee                                      0.55%
      Distribution and Service (12b-1) Fees(1)            1.00%
      Other Expenses(2)(3)                                0.85%
                                                          -----
      Total Annual Fund Operating Expenses(2)(3)(4)       2.40%
                                                          =====

      (1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
      (2) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because the Funds' Class C shares were not offered until February 15, 2000. Certain expenses of the Funds will be absorbed by INVESCO in order to ensure that expenses for High Yield Fund - Class C, Select Income Fund - Class C, Tax-Free Bond Fund - Class C and U.S. Government Securities Fund - Class C will not exceed 2.00%, 1.80%, 1.65% and 1.75%, respectively, of each Fund's average net assets attributable to Class C shares pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, Select Income Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending August 31, 2000 are estimated to be 0.31%
         and 1.81%, respectively, of the Fund's average net assets attributable to Class C shares; Tax-Free Bond Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending August 31, 2000 are estimated to be 0.10% and 1.65%, respectively, of the Fund's average net assets attributable to Class C shares; and U.S. Government Securities Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending August 31, 2000 are estimated to be 0.21% and 1.76%, respectively, of the Fund's average net assets attributable to Class C shares.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

      IF SHARES ARE REDEEMED            1 year   3 years   5 years   10 years
      High Yield Fund - Class C         $  281   $  560    $  964     $2,095
      Select Income Fund - Class C      $  299   $  615    $1,057     $2,285
      Tax-Free Bond Fund - Class C      $  294   $  600    $1,032     $2,233
      U.S. Government
        Securities Fund - Class C       $  343   $  748    $1,280     $2,736

      IF SHARES ARE NOT REDEEMED        1 year   3 years   5 years   10 years
      High Yield Fund - Class C         $  181   $  560    $  964     $2,095
      Select Income Fund - Class C      $  199   $  615    $1,057     $2,285
      Tax-Free Bond Fund - Class C      $  194   $  600    $1,032     $2,233
      U.S. Government
        Securities Fund - Class C       $  243   $  748    $1,280     $2,736

The section of the Funds' Prospectus entitled "Risks Associated With Particular Investments - Foreign Securities Risks" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

      High Yield and Select Income Funds may invest up to 25% of their assets in foreign debt securities.

The section of the Prospectus entitled "Fund Management" is amended to add the following paragraph after the second paragraph:

      A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, is the sub-adviser to Tax-Free Bond Fund.

The section of the Prospectus entitled "Fund Management" is amended to (1) delete the third paragraph in its entirety and (2) substitute the following paragraph in its place:

      INVESCO, AIM and IDI are subsidiaries of AMVESCAP PLC.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following paragraph in its place:

      The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio holdings:

      FUND                          PORTFOLIO MANAGER(S)
      High Yield                    Donovan J. (Jerry) Paul
      Select Income                 Donovan J. (Jerry) Paul
      Tax-Free Bond                 Richard A. Berry
                                    Stephen D. Turman
      U.S. Government Securities    Richard R. Hinderlie

The section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraph after the first paragraph:

     RICHARD A. BERRY, a vice president and senior portfolio manager of AIM, is the portfolio manager of Tax-Free Bond Fund. Richard manages several other AIM fixed income funds. Before joining AIM in 1987, he served at various times as senior vice president for InterFirst Investment Management Company, manager of investor relations at Texas Industries, Inc., vice president of Banc Texas, and investment officer at Southwestern Life Insurance Company. Richard is a Chartered Financial Analyst. He received his M.B.A. in finance and his B.B.A. from Texas Christian University.

The section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraph after the fourth paragraph:

      STEPHEN D. TURMAN, a vice president and portfolio manager of AIM, is the co-portfolio manager of Tax-Free Bond Fund. Stephen manages several other AIM fixed-income funds. Before joining AIM in 1985, he worked in institutional sales for Dean Witter. Stephen is a Chartered Financial Analyst. He holds a B.B.A. in finance from the University of Texas at Arlington.

The section of the Prospectus entitled "How To Buy Shares - Contingent Deferred Sales Charge (CDSC)" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      You will not pay a CDSC:
          o    if you redeem Class C shares you held for more than 13 months;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o    on increases in the net asset value of your shares;
          o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o    to pay account fees;
          o for IRA distributions due to death, disability or period distributions based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          o for redemptions following the death of a shareholder or beneficial owner.

This Supplement supercedes the Supplements dated February 15, 2000, May 10, 2000, June 1, 2000 and June 21, 2000.

The date of this Supplement is August 24, 2000.